Recapitalization	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
8. Recapitalization

As described in Note 2, the Company has accounted for the Recapitalization, which closed on November 4, 2016, as a reverse recapitalization. Because Integrated was a non-operating public shell corporation the transaction is considered to be a capital transaction in substance rather than a business combination. The transaction is equivalent to the issuance of stock by the Subsidiary for the net monetary assets of the Parent accompanied by a recapitalization.

Prior to the Recapitalization, Integrated had 9,530,379 issued and outstanding shares of common stock. In the Recapitalization, holders of Subsidiary’s common stock received 4.13607 shares of Parent common stock for each Subsidiary share, totaling 12,517,152 shares. After the Recapitalization a total of 22,047,531 shares of Parent common stock are outstanding as of December 31, 2016.

Integrated and Subsidiary agreed to the terms of Recapitalization to reflect the arms-length negotiated fair value of the Subsidiary as $2.5 million relative to the fair value of Integrated’s cash and available for sale investment securities. This resulted in the former shareholders of Subsidiary obtaining 56.7% voting control of the Company’s issued and outstanding common stock. The intent of the Recapitalization was to provide funding for Subsidiary’s operations initially under a loan that was canceled upon closing of the Recapitalization.

The following table summarizes the calculation of the relative voting control:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		4,403,464	100.0%

Shares issued and outstanding	22,047,531

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11, Integrated issued warrants to MDB Capital Group, LLC to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. Integrated incurred transaction costs of $921,698 consisting of $744,105 for the fair value of warrants issued to MDB and $177,593 in cash for legal and related transaction costs. The costs incurred by Integrated were recorded in financial statements of the Parent prior to Recapitalization and reduced the net monetary assets acquired. The aggregate intrinsic value of the warrants at December 31, 2016 is $994,000.

The transaction resulted in the acquisition of gross assets of $1,447,000 consisting primarily of cash and available for sale investment securities and the assumption of $470,000 of liabilities. Included in the total liabilities assumed was 168 shares of Class G Preferred Stock, which is reported as a liability at aggregated liquidation value of $168,496 because it is a redeemable instrument at the option of the holder (see Note 7).

Prior to the closing of the Recapitalization, the Subsidiary had received $735,099 in multiple borrowings from Integrated on a note payable beginning on August 11, 2016 and ending on November 4, 2016. The note payable was cancelled as part of the Recapitalization and the proceeds from the borrowing from Integrated is considered as cash received due to the Recapitalization in addition to the net assets acquired. Legal and transaction costs incurred by Subsidiary of $50,000 related to the capital transaction were expensed and charged to General and Administrative expense.

8. Recapitalization

As described in Note 2 Basis of Presentation, the Company has accounted for the Recapitalization, which closed on November 4, 2016, as a reverse recapitalization. Because Integrated was a non-operating public shell corporation the transaction is considered to be a capital transaction in substance rather than a business combination. The transaction is equivalent to the issuance of stock by the Subsidiary for the net monetary assets of the Parent accompanied by a recapitalization.

Prior to the Recapitalization, Integrated had 9,530,379 issued and outstanding shares of common stock. In the Recapitalization, holders of Subsidiary’s common stock received 4.13607 shares of Parent common stock for each Subsidiary share, totaling 12,517,152 shares. After the Recapitalization a total of 22,047,531 shares of Parent common stock were outstanding.

As of June 30, 2017, as a result of other equity transactions described in Note 9 Stockholders’ Equity, a total of 25,983,461 shares of Parent common stock are issued and outstanding.

Integrated and Subsidiary agreed to the terms of Recapitalization to reflect the arms-length negotiated fair value of the Subsidiary as $2.5 million relative to the fair value of Integrated’s cash and available for sale investment securities. This resulted in the former shareholders of Subsidiary obtaining 56.7% voting control of the Company’s issued and outstanding common stock. The intent of the Recapitalization was to provide funding for Subsidiary’s operations initially under a loan that was canceled upon closing of the Recapitalization.

In determining the accounting treatment for the Share Exchange Agreement the primary factor was determining which party, directly or indirectly, held greater than 50 percent of the voting shares has control and is considered to be the acquirer. Because the former shareholders of the Subsidiary received 56.7 percent voting control of the issued and outstanding shares of the Company after the transaction, the transaction was considered to be a reverse recapitalization for accounting purposes. Other factors that indicated that the former stockholders of the Subsidiary had control of the Company after the transaction included, (1) fully diluted equity interests, (2) composition of senior management, (3) former officers of the Parent ceded day-to-day responsibilities to officers of the Subsidiary, and (4) composition of Board of Directors. On a fully diluted basis, the former shareholders of the Subsidiary received 53.5 percent of the equity interests in the Company. All the members of senior management of the Company, other than the part-time Chief Financial Officer, were former shareholders of the Subsidiary. The former officers of the non-active shell ceded day-to-day management to officers of the Subsidiary. The Board of Directors, immediately after the Recapitalization included three members from the Parent and two members from the Subsidiary. Because the former shareholders of the Subsidiary could vote to make changes in the Board composition, the conclusion was that control of the Board, in substance, was vested in the former shareholders of the Subsidiary.

The following table summarizes the calculation of the relative voting control at the time of the Recapitalization:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	$1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		$4,403,464	100.0%

Shares issued and outstanding as of Closing	22,047,531

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11 Related Parties, Integrated issued warrants to MDB Capital Group, LLC (“MDB”) to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. Integrated incurred transaction costs of $921,698 consisting of $744,105 for the fair value of warrants issued to MDB and $177,593 in cash for legal and related transaction costs. The costs incurred by Integrated were recorded in financial statements of the Parent prior to Recapitalization and reduced the net monetary assets acquired. The aggregate intrinsic value of the warrants issued to MDB at June 30, 2017 is $1,520,000.

The Recapitalization resulted in the acquisition of gross assets of $1,447,000 consisting primarily of cash and available for sale investment securities and the assumption of $470,000 of liabilities. Included in the total liabilities assumed was 168 shares of Class G Preferred Stock, which is reported as a liability at aggregated liquidation value of $168,496 because it is a redeemable instrument at the option of the holder (see Note 7 Redeemable Convertible Preferred Stock).

Prior to the closing of the Recapitalization, the Subsidiary had received $735,099 in multiple borrowings from Integrated on a note payable beginning on August 11, 2016 and ending on November 4, 2016. Integrated’s Board of Directors structured the loan to the Subsidiary as a loan that was fully secured so that Integrated would receive cash at maturity of the loan if the negotiations did not result in the consummated Recapitalization transaction. If the loan was not repaid then the remedies in the event of default were to pursue (a) the personal guarantee and/or (b) the mortgaged real estate collateral. The loan was not secured by the intellectual property of theMaven, but there was a covenant that theMaven would not, without prior written consent, sell or assign the business or intellectual property. This negative covenant did not give Integrated control or rights other than as a creditor. The loan did not provide Integrated with an equity interest or other ownership or control rights in theMaven. The Note did not have any rights to conversion into equity in theMaven. The note payable was cancelled as part of the Recapitalization and the proceeds from the borrowing from Integrated is considered as cash received due to the Recapitalization in addition to the net assets acquired. Legal and transaction costs incurred by Subsidiary of $50,000 related to the capital transaction were expensed and charged to General and Administrative expense in 2016.